CASH FLOW ITEMS - Reconciliation of Long-Term Debt Arising from Financing Activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Non-cash changes:
Repayments	$ 2.3	$ 0.0
Long-term debt
Reconciliation Of Long-Term Debt Arising From Financing Activities [Roll Forward]
Beginning balance	398.5	391.6
Non-cash changes:
Amortization of deferred financing charges	0.9	0.8
Foreign currency translation	(0.3)
Change in fair value of embedded derivative	(11.3)	6.1
Proceeds from equipment loan	23.3
Deferred transaction costs	(0.3)
Repayments	(2.3)
Ending balance	408.5	398.5
7.0% Senior Notes | Long-term debt
Reconciliation Of Long-Term Debt Arising From Financing Activities [Roll Forward]
Beginning balance	398.5	391.6
Non-cash changes:
Amortization of deferred financing charges	0.9	0.8
Foreign currency translation	0.0
Change in fair value of embedded derivative	(11.3)	6.1
Proceeds from equipment loan	0.0
Deferred transaction costs	0.0
Repayments	0.0
Ending balance	388.1	398.5
Caterpillar Finance Corporation Equipment Loan | Long-term debt
Reconciliation Of Long-Term Debt Arising From Financing Activities [Roll Forward]
Beginning balance	0.0	0.0
Non-cash changes:
Amortization of deferred financing charges	0.0	0.0
Foreign currency translation	(0.3)
Change in fair value of embedded derivative	0.0	0.0
Proceeds from equipment loan	23.3
Deferred transaction costs	(0.3)
Repayments	(2.3)
Ending balance	$ 20.4	$ 0.0